Investment Strategy	Feb. 28, 2026
S000010789 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or its equivalent value. In general, a convertible security performs more like a stock when the underlying stock's price is high (because it is assumed that it will be converted into the stock) and more like a bond when the underlying stock's price is low (because it is assumed that it will mature without being converted). The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest directly in equity securities.
The Fund looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology sector.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or its equivalent value. In general, a convertible security performs more like a stock when the underlying stock's price is high (because it is assumed that it will be converted into the stock) and more like a bond when the underlying stock's price is low (because it is assumed that it will mature without being converted). The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest directly in equity securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or its equivalent value.
S000010795 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500 Index (the Capitalization Index). The market capitalization range of the companies included within the Capitalization Index was $5.4 billion to $5.1 trillion as of May 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities and may invest in exchange-traded funds. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector. Generally, the Fund anticipates holding between 40 and 60 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizationsin the range of companies in the Standard & Poor’s (S&P) 500 Index (the Capitalization Index).
S000010818 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the S&P 500 Index (the Index), convertible securities that are convertible into stocks included in the Index, and derivatives whose returns are closely equivalent to the returns of the Index or its components.
The Fund primarily invests in securities included in the Index but generally holds fewer stocks than the Index and may hold securities that are not in the Index.
Although the Fund’s investment manager attempts to maintain a portfolio that generally matches the risk characteristics of the Index, it will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the Index and to reduce the potential of underperforming the Index over time. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the S&P 500 Index (the Index), convertible securities that are convertible into stocks included in the Index, and derivatives whose returns are closely equivalent to the returns of the Index or its components.
S000010797 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell® 1000 Growth Index (the Capitalization Index), which ranged between $81.5 million and $5.1 trillion as of May 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s GICS sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies.
S000010825 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the S&P 500® Index (the Index).
The Fund may invest in derivatives, such as futures (including equity index futures), for cash equitization purposes.
Different common stocks have different weightings in the Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the Index, Columbia Management Investment Advisers, LLC (the Investment Manager) attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the Index. This is referred to as a passive or indexing approach to investing. As a result of the Fund’s indexing approach to investing, the Fund will typically emphasize within the portfolio those economic sectors emphasized by the Index, such as the information technology sector. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Investment Manager, which is currently included in the Index, subject to certain restrictions.
The Fund attempts to achieve at least a 95% correlation between the performance of the Index and the Fund’s investment results, before fees and expenses.
The Fund may operate as non-diversified when the Index is non-diversified. A non-diversified fund can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in derivatives, such as futures (including equity index futures), for cash equitization purposes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the S&P 500® Index (the Index).
S000010826 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the S&P MidCap 400 Index (the Index). The Fund also may invest in real estate investment trusts.
The Fund may invest in derivatives, such as futures (including equity index futures), for cash equitization purposes.
Different common stocks have different weightings in the Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the Index, Columbia Management Investment Advisers, LLC (the Investment Manager) attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the Index. This is referred to as a passive or indexing approach to investing. As a result of the Fund’s indexing approach to investing, the Fund will typically emphasize within the portfolio those economic sectors emphasized by the Index, such as the industrials sector.
The Fund attempts to achieve at least a 95% correlation between the performance of the Index and the Fund’s investment results, before fees and expenses.
The Fund may operate as non-diversified when the Index is non-diversified. A non-diversified fund can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in derivatives, such as futures (including equity index futures), for cash equitization purposes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the S&P MidCap 400 Index (the Index). The Fund also may invest in real estate investment trusts.

S000021046 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of total assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the MSCI ACWI ex USA Value Index, although the Fund may change the referenced index without prior notice. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.
The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:
■
normally invests no more than 5% of its total assets in a single security;
■
typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and
■
generally may not invest more than 20% of its total assets in emerging markets.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of total assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies.
S000010792 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index (the Capitalization Index), which ranged between $81.5 million and $251 billion as of May 31, 2026, that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors. The Fund may hold a small number of securities, consistent with its value investment approach. Generally, the Fund anticipates holding between 30 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index (the Capitalization Index), which ranged between $81.5 million and $251 billion as of May 31, 2026, that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index (the Capitalization Index),which rangedbetween $81.5 million and $251 billion as of May 31, 2026, that the Fund’s investment manager believes are undervalued and have the potential for long-term growth.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies.
S000010827 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the S&P SmallCap 600 Index (the Index).
The Fund may invest in derivatives, such as futures (including equity index futures), for cash equitization purposes.
Different common stocks have different weightings in the Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the Index, Columbia Management Investment Advisers, LLC (the Investment Manager) attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the Index. This is referred to as a passive or indexing approach to investing. As a result of the Fund’s indexing approach to investing, the Fund will typically emphasize within the portfolio those economic sectors emphasized by the Index, such as the financials, industrials and information technology sectors.
The Fund attempts to achieve at least a 95% correlation between the performance of the Index and the Fund’s investment results, before fees and expenses.
The Fund may operate as non-diversified when the Index is non-diversified. A non-diversified fund can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in derivatives, such as futures (including equity index futures), for cash equitization purposes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the S&P SmallCap 600 Index (the Index).

S000010793 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index (the Capitalization Index), which ranged between $10.7 million and $23.5 billion as of May 31, 2026, that the Fund's investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund typically seeks to invest in companies at the higher end of the capitalization range of the Capitalization Index that the Fund's investment manager believes are more liquid.
The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index (the Capitalization Index), which ranged between $10.7 million and $23.5 billion as of May 31, 2026, that the Fund's investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index (the Capitalization Index),which rangedbetween $10.7 million and $23.5 billion as of May 31, 2026, that the Fund's investment manager believes are undervalued and have the potential for long-term growth.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies.